ACQUISITION AND DIVESTITURES - Schedule of Statement of Operations Related to Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on classification as held for sale before income taxes	$ (104,900)	$ 0	$ 0
Fresh Vegetables [Member] | Discontinued Operations, Held-for-Sale or Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, net	1,110,324	1,143,239	1,205,902
Cost of sales	1,002,783	1,102,761	1,211,071
Disposal Group, Including Discontinued Operation, Gross Profit (Loss)	107,541	40,478	(5,169)
Selling, marketing, general and administrative expenses	46,220	45,872	55,520
Transaction costs	(3,000)	(11,491)	0
(Loss) gain on asset sales, net of asset write-downs of property, plant and equipment	(520)	50	(150)
Disposal Group, Including Discontinued Operation, Operating Income (Loss)	57,801	(16,835)	(60,839)
Other income, net	902	821	722
Net interest expense1	(1,578)	(6,284)	(4,879)
Income (loss) from discontinued operations before income taxes	57,125	(22,298)	(64,996)
Loss on classification as held for sale before income taxes	(104,886)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	(47,761)	(22,298)	(64,996)
Income tax benefit	(19,053)	(452)	(8,456)
Less: (Income) loss from discontinued operations attributable to noncontrolling interests	172	(28)	(93)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent, Total	$ (28,880)	$ (21,818)	$ (56,447)